(LOSS)/EARNINGS PER SHARE (Schedule of Diluted Earnings Per ADS Share Calculation) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Potentially Dilutive Instruments
Issuable on exercise of options	186,908	2,752,153	4,648,586
Issuable on exercise of warrants to Perceptive	0	0	0
Issuable on conversion of Exchangeable notes	38,391	1,436,463	18,263,254
Issuable on conversion of Convertible notes	24,691,358	16,370,709	0
Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive (loss)/earnings per ‘A’ ordinary share/earnings per ADS	24,916,657	20,559,325	22,911,840
American depositary share [Member]
Potentially Dilutive Instruments
Issuable on exercise of options	9,345	137,608	232,429
Issuable on exercise of warrants to Perceptive	0	0	0
Issuable on conversion of Exchangeable notes	1,920	71,823	913,163
Issuable on conversion of Convertible notes	1,234,568	818,535	0
Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive (loss)/earnings per ‘A’ ordinary share/earnings per ADS	1,245,833	1,027,966	1,145,592